Principal Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel www.principal.com

December 28, 2016

Via EDGAR

Mr. Trace Rakestraw
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
Post-Effective Amendment No. 189 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Dear Mr. Rakestraw,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Amendment to the Registrant’s Registration Statement is being filed as an annual update for the Registrant’s series with an October 31 fiscal year end. In addition, as part of this update, the Registrant has made a number of changes to the investment strategies and risks (in the summary prospectuses and Form N-1A Item 9 and Item 16 materials). These include renaming some of the strategies and risks so they align among various parts of the registration statements.

The Amendment consists of the following: (1) facing page; (2) Part A (prospectus for Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end); (4) Part C; and (5) signature pages.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense and performance information, 5% and 25% ownership information, financial highlights, incorporation by reference of information from the annual report, and market capitalization.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an August 31 fiscal year end.

Please call me at 515-248-2821 or Jennifer Block at 515-235-9154 if you have any questions.
Sincerely,

/s/ Greg Reymann
Greg Reymann
Assistant Counsel, Registrant